Wireless Licenses, Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Wireless Licenses	The carrying amounts of Wireless licenses are as follows:

	(dollars in millions)
At December 31,	2018	2017
Wireless licenses	$94,130	$88,417

Changes in Carrying Amount of Goodwill
Changes in the carrying amount of Goodwill are as follows:

			(dollars in millions)
	Historical Wireless	Historical Wireline	Historical Other	Total
Balance at January 1, 2017	$18,393	$3,746	$5,066	$27,205
Acquisitions (Note 3)	4	208	1,956	2,168
Reclassifications, adjustments and other	—	1	(202)	(201)
Balance at December 31, 2017	18,397	3,955	6,820	29,172
Acquisitions (Note 3)	—	(77)	225	148
Oath goodwill impairment	—	—	(4,591)	(4,591)
Reclassifications, adjustments and other	—	(7)	(108)	(115)
Balance at December 31, 2018	$18,397	$3,871	$2,346	$24,614

Composition of Other Intangible Assets, Net
The following table displays the composition of Other intangible assets, net:

				(dollars in millions)
			2018			2017
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (8 to 13 years)	$3,951	$(1,121)	$2,830	$3,621	$(691)	$2,930
Non-network internal-use software (3 to 7 years)	18,603	(12,785)	5,818	18,010	(12,374)	5,636
Other (2 to 25 years)	1,988	(861)	1,127	2,474	(793)	1,681
Total	$24,542	$(14,767)	$9,775	$24,105	$(13,858)	$10,247

Amortization Expense for Other Intangible Assets	The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2018	$2,217
2017	2,213
2016	1,701

Estimated Future Amortization Expense for Other Intangible Assets	Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2019	$2,145
2020	1,801
2021	1,501
2022	1,230
2023	949